Summary Prospectus and
Prospectus Supplement

May 1, 2025

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2025 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2025

Multi-Asset Real Return Portfolio (the "Fund")

Important Notice Regarding Change in Fund Investment Objective and Principal Investment Strategies

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including: (i) replacing the Fund's current secondary benchmark index, the Bloomberg U.S. Treasury Bill 1-3 Month Index, with a new secondary benchmark index, the MSIM Core Real Asset Index, which is a blended benchmark that consists of 55% of Bloomberg US 10-year TIPS On the Run Index, 20% S&P GSCI Gold Total Return Index, 10% MSCI World Materials Net Index, 5% MSCI USA Energy Net Index, 5% S&P GSCI Total Return Index and 5% NYSE Arca Gold Miners Net Index; (ii) removing the Fund's current tertiary performance index the MSIF Multi-Asset Real Return Blend Index; (iii) modifying the Fund's investment objective; and (iv) modifying the Fund's principal investment strategies, each change effective June 30, 2025 (the "Effective Date").

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to the Bloomberg U.S. Treasury Bill 1-3 Month Index will be deleted and replaced with references to the MSIM Core Real Asset Index.

All references to the MSIF Multi-Asset Real Return Blend Index will be deleted.

The sections of the Summary Prospectus titled "Investment Objective" and of the Prospectus titled "Fund Summary—Investment Objective" will be deleted in their entirety and replaced with the following:

The Multi-Asset Real Return Portfolio (the "Fund") seeks total return through capital appreciation and current income.

The sections of the Summary Prospectus titled "Principal Investment Strategies" and of the Prospectus titled "Fund Summary—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

The Fund's Adviser seeks to achieve the Fund's investment objective by investing in inflation-sensitive securities, such as inflation-sensitive global equities (such as energy and materials), commodities (such as gold and other precious metals and industrial metals) and inflation-linked bonds (collectively, "Core Real Assets"). The Adviser may also opportunistically allocate assets to infrastructure, real estate, and other real asset equities with inflation-hedging characteristics. The Fund may opportunistically take directional and nondirectional (or hedged) positions across multiple asset classes globally with attractive real return potential. To implement this approach, the Adviser may take positions in a range of securities, other instruments and asset classes. The Adviser may implement these positions either directly by purchasing securities or through the use of derivatives.

The Adviser will actively manage the Fund by: (1) periodically adjusting allocations to Core Real Assets; (2) varying weights of subcategories within Core Real Assets and (3) opportunistically adding directional and non-directional positions with inflation-hedging and/or real return characteristics.

In selecting investments for the Fund, the Adviser uses a top-down macro-driven discretionary fundamental approach. Investment decisions will be based on an assessment of factors including macroeconomic and structural trends (e.g. economic growth, interest rates, political cycles and inflation), with a particular focus on inflation, asset valuations and investor sentiment/positioning.

The Fund may invest in real estate investment trusts and similar entities established outside the United States. In addition, the Fund may invest in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging markets or developing countries and sovereign debt, as well as fixed-income securities that are rated below "investment grade" or are not rated (commonly referred to as "junk bonds" or "high yield/high risk securities") but are determined by the Adviser to be of equivalent quality. The Fund may invest in asset-backed securities. The Fund may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders, such as banks. The Fund may also invest in other investment companies, including exchange-traded funds ("ETFs") (including those which may be managed by the Adviser or its affiliates).

The Fund will use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or income earning purposes. The Fund's use of derivatives may involve engaging in futures, options, swaps, structured investments (including commodity-linked notes) and other related derivative instruments and techniques. The Fund may also invest in currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain exposure to selected currencies. At times, the Fund may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets while meeting the federal tax requirements that apply to regulated investment companies, like the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The section of the Prospectus titled "Details of the Fund—Investment Objective" will be deleted in its entirety and replaced with the following:

The Multi-Asset Real Return Portfolio seeks total return through capital appreciation and current income.

The Fund's investment objective may be changed by the Company's Board of Directors without shareholder approval, but no change is anticipated. If the Fund's investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

The section of the Prospectus titled "Details of the Fund—Process" will be deleted in its entirety and replaced with the following:

The Adviser will also opportunistically allocate assets to infrastructure, real estate, and other real asset equities with inflation-hedging characteristics. The Fund may opportunistically take directional and non-directional (or hedged) positions across multiple asset classes globally with attractive real return potential. To implement this approach, the Adviser may take positions in a range of securities, other instruments and asset classes. The Adviser may implement these positions either directly by purchasing securities or through the use of derivatives.

The Adviser will actively manage the Fund by: (1) periodically adjusting allocations to Core Real Assets; (2) varying weights of subcategories within Core Real Assets and (3) opportunistically adding directional and non-directional positions with inflation-hedging and/or real return characteristics.

The Fund may invest in real estate investment trusts and similar entities established outside the United States. In addition, the Fund may invest in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging markets or developing countries and sovereign debt, as well as fixed-income securities that are rated below "investment grade" or are not rated (commonly referred to as "junk bonds" or "high yield/high risk securities") but are determined by the Adviser to be of equivalent quality. The Fund may invest in asset-backed securities. The Fund may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders, such as banks. The Fund may also invest in other investment companies, including ETFs (including which may be managed by the Adviser or its affiliates).

The Fund will use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or income earning purposes. The Fund's use of derivatives may involve engaging in futures, options, swaps, structured investments (including commodity-linked notes) and other related derivative instruments and techniques. The Fund may also invest in currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain exposure to selected currencies. At times, the Fund may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated. Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets while meeting the federal tax requirements that apply to regulated investment companies, like the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Please retain this supplement for future reference.

  IFIMARRSUMPROPSPT1 4/25

Statement of Additional Information Supplement

May 1, 2025

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2025 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2025

Multi-Asset Real Return Portfolio (the "Fund")

Important Notice Regarding Change in Fund Investment Objective and Principal Investment Strategies

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including: (i) replacing the Fund's current secondary benchmark index with a new secondary benchmark index; (ii) removing the Fund's current tertiary performance index; (iii) modifying the Fund's investment objective; and (iv) modifying the Fund's principal investment strategies, each change effective June 30, 2025 (the "Effective Date").

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The first paragraph under the section of the Statement of Additional Information titled "Performance Information" will be deleted in its entirety and replaced with the following:

Effective June 27, 2024, the Global Stars Portfolio's principal investment strategies changed and, effective August 30, 2021, the Multi-Asset Real Return Portfolio's principal investment strategies changed. The performance information in the tables below prior to those dates reflects the prior principal investment strategies of the Funds.

Please retain this supplement for future reference.